Offerings	Aug. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.431% Notes due August 13, 2029
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 1,500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 207,150.00
Offering Note	The maximum aggregate offering price of the securities to which the prospectus relates is $2,499,990,000, consisting of $1,500,000,000 of 5.431% Notes due August 13, 2029 and $999,990,000 of 6.107% Notes due August 15, 2033. The prospectus is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.107% Notes due August 15, 2033
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99999
Maximum Aggregate Offering Price	$ 999,990,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,098.62
Offering Note	See Note 1.